Fair Value Measurement of Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Summary of financial assets and liabilities measured at fair value on a recurring basis
The following tables summarize our financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2018 and 2017:

	Balances at December 31, 2018	Significant Other Observable Inputs (Level 2)
	(In millions)
Assets:
Cash and cash equivalents(1)	$3,678	$3,678
Short-term investments(2):
Corporate debt securities	450	450
Government and agency securities	235	235
Total short-term investments	$685	$685
Funds receivable and customer accounts(3)	11,545	11,545
Derivatives	320	320
Long-term investments(2)(4):
Corporate debt securities	628	628
Government and agency securities	48	48
Total long-term investments	676	676
Total financial assets	$16,904	$16,904
Liabilities:
Derivatives	$67	$67
(1) Excludes cash of $3.9 billion not measured and recorded at fair value.
(2) Excludes restricted cash of $77 million and time deposits of $774 million not measured and recorded at fair value.
(3) Excludes cash, time deposits and funds receivable of $8.5 billion underlying funds receivable and customer accounts not measured and recorded at fair value.
(4) Excludes equity investments of $293 million primarily measured using the Measurement Alternative.

	Balances at December 31, 2017	Significant Other Observable Inputs (Level 2)
	(In millions)
Assets:
Cash and cash equivalents(1)	$791	$791
Short-term investments(2):
Corporate debt securities	2,219	2,219
Government and agency securities	351	351
Total short-term investments	2,570	2,570
Funds receivable and customer accounts(3)	8,007	8,007
Derivatives	66	66
Long-term investments(2):
Corporate debt securities	1,773	1,773
Government and agency securities	98	98
Total long-term investments	1,871	1,871
Total financial assets	$13,305	$13,305
Liabilities:
Derivatives	$218	$218
(1) Excludes cash of $2.1 billion not measured and recorded at fair value.
(2) Excludes restricted cash of $81 million, time deposits of $163 million, and equity investments of $88 million not measured and recorded at fair value.
(3) Excludes cash, time deposits, and funds receivable of $10.2 billion underlying funds receivable and customer accounts not measured and recorded at fair value.

Summary of financial assets and liabilities measured at fair value on a non-recurring basis
The following table summarizes our financial assets and liabilities held as of December 31, 2018 for which a non-recurring fair value measurement was recorded during the year ended December 31, 2018:

	Year Ended December 31, 2018	Significant Other Observable Inputs (Level 2)
	(In millions)
Equity investments measured using the Measurement Alternative(1)	$116	116
(1) Excludes equity investments of $177 million for which no observable price changes occurred during the year ended December 31, 2018.